Intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets	$ 17,279,000
Additions to intangible assets	1,543,000	$ 246,000
Amortization expense	1,798,000	1,657,000
Arcola Energy Limited
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets	17,279,000
ERP management reporting software system
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	1,385,000	0
Manufacturing Execution System
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	$ 158,000	$ 246,000